Short-term borrowings (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 27, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Short-term borrowings
Short-term borrowings		¥ 181,853	¥ 158,477	$ 28,537
RQN | Loan facility of credit line
Short-term borrowings
Short-term borrowings		¥ 181,900	158,500
Short-term borrowings term		1 year
PRC | Loan facility of credit line
Short-term borrowings
Maximum borrowed amount	¥ 240,000		¥ 240,000
PRC | Jianpu (Hong Kong) Limited | East West Bank (China) Limited
Short-term borrowings
Short-term borrowings | $					$ 15,000